STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - 9 months ended Dec. 31, 2020	Class A ordinary shares AFN (؋) shares	Class A ordinary shares USD ($) shares	Class B ordinary shares Ordinary Shares USD ($) shares	Additional Paid in Capital USD ($)	Accumulated Deficit USD ($)	USD ($)
Balance at the beginning at Mar. 30, 2020	؋ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 30, 2020			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	؋ 0	0	$ 575	24,425	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)			5,750,000
Sale of 23,000,000 Units, net of underwriting discounts, offering costs and warrant liability | $		$ 2,300		205,989,863		205,989,863
Sale of 23,000,000 Units, net of underwriting discounts, offering costs and warrant liability (in shares)	23,000,000	23,000,000
Class A ordinary shares subject to possible redemption | $		$ (1,918)		(191,826,882)		(191,828,800)
Class A ordinary shares subject to possible redemption (in shares)	(19,182,880)	(19,182,880)
Net loss | $					(9,188,357)	(9,188,357)
Balance at the end at Dec. 31, 2020 | $		$ 382	$ 575	$ 14,187,406	$ (9,188,357)	$ 5,000,006
Balance at the end (in shares) at Dec. 31, 2020	3,817,120	3,817,120	5,750,000